CURRENCY GAINS / (LOSSES)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 6 - CURRENCY GAINS / (LOSSES)

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2022	2021	2022	2021
Included in Revenue	17	(1)	—	(2)	(1)
Included in Cost of sales		2	—	2	—
Included in Other gains and losses - net		(8)	—	(7)	8
Total		(7)	—	(7)	7

Realized exchange losses on foreign currency derivatives - net	17	(2)	(2)	(1)	(5)
Unrealized (losses) / gains on foreign currency derivatives - net	17	(6)	3	(7)	11
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	(1)	1	1
Total		(7)	—	(7)	7
See NOTE 16 - Financial Instruments and NOTE 17 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.